AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2022
	Shares	Value
Common Stocks - 95.9%
Communication Services - 4.9%
Embracer Group AB (Sweden)*,1	53,894	$462,633
Enad Global 7 AB (Sweden)*	122,283	403,481
Nihon Falcom Corp. (Japan)	40,125	463,218
Paradox Interactive AB (Sweden)[1]	32,400	692,524

Total Communication Services		2,021,856
Consumer Discretionary - 6.2%
Garrett Motion, Inc. (Switzerland)*,1	67,015	485,859
Hamee Corp. (Japan)[1]	47,408	496,385
Max Stock, Ltd. (Israel)	172,809	510,526
MIPS AB (Sweden)	4,465	346,536
Pierce Group AB (Sweden)*	45,097	149,972
Puuilo Oyj (Finland)*,1	67,465	558,076

Total Consumer Discretionary		2,547,354
Consumer Staples - 8.1%
Becle SAB de CV (Mexico)	262,300	656,487
Grupo Herdez SAB de CV (Mexico)	177,978	249,835
Hilton Food Group PLC (United Kingdom)	39,990	573,578
Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,075	533,591
Nissin Foods Co. Ltd. (Hong Kong)	524,750	380,111
Sarantis, S.A. (Greece)	53,470	434,817
Schouw & Co. A/S (Denmark)	5,569	485,563

Total Consumer Staples		3,313,982
Energy - 1.6%
Diversified Energy Co. PLC (United States)	418,800	662,948
Financials - 1.6%
Omni Bridgeway, Ltd. (Australia)*	277,751	659,441
Health Care - 8.3%
Arjo AB, Class B (Sweden)	52,888	453,683
Ergomed PLC (United Kingdom)*	34,502	538,913
GVS S.P.A. (Italy)[2]	36,477	366,921
Haw Par Corp., Ltd. (Singapore)	61,500	536,512
Renalytix PLC (United States)*,1	51,356	247,294
Riverstone Holdings, Ltd. (Singapore)	722,300	415,435
Sedana Medical AB (Sweden)*	54,955	392,836
Siegfried Holding AG (Switzerland)	582	439,960

Total Health Care		3,391,554
Industrials - 37.0%
Alconix Corp. (Japan)	37,900	463,350
Alliance Global Group, Inc. (Philippines)	2,940,530	734,129
Calian Group, Ltd. (Canada)	11,782	560,981
Clarkson PLC (United Kingdom)	12,986	578,103
	Shares	Value

Creek & River Co., Ltd. (Japan)	34,400	$522,100
Delta Plus Group (France)[1]	6,281	549,321
Elbit Systems, Ltd. (Israel)	4,069	836,491
Fluidra, S.A. (Spain)	13,947	422,390
Fukushima Galilei Co., Ltd. (Japan)	13,800	474,901
FULLCAST Holdings Co., Ltd. (Japan)	31,000	640,016
Hardwoods Distribution, Inc. (Canada)	24,549	813,071
Hosokawa Micron Corp. (Japan)	17,450	408,248
Nippon Concept Corp. (Japan)	37,521	466,940
Nippon Parking Development Co., Ltd. (Japan)	356,875	435,451
Nisso Corp. (Japan)	76,700	599,903
Rheinmetall AG (Germany)	6,470	963,015
Richelieu Hardware, Ltd. (Canada)	17,750	679,051
Saab AB, Class B (Sweden)	19,995	599,522
Senshu Electric Co., Ltd. (Japan)	15,570	840,137
SITC International Holdings Co., Ltd. (Hong Kong)	176,500	727,738
Stabilus, S.A. (Luxembourg)	8,046	472,525
Ten Pao Group Holdings, Ltd. (China)	2,091,700	536,520
Toyo Construction Co., Ltd. (Japan)	97,500	508,043
UT Group Co., Ltd. (Japan)	29,900	909,783
Yamazen Corp. (Japan)	51,575	462,263

Total Industrials		15,203,992
Information Technology - 11.5%
Ai Holdings Corp. (Japan)	28,050	422,806
Argo Graphics, Inc. (Japan)	21,625	600,480
Digital Hearts Holdings Co., Ltd. (Japan)	45,275	619,993
Digital Information Technologies Corp. (Japan)	46,146	527,205
Esprinet S.P.A. (Italy)	40,913	510,124
GMO Pepabo, Inc. (Japan)	18,550	363,764
Kitron A.S.A. (Norway)	419,162	988,971
Micro-Star International Co., Ltd. (Taiwan)	124,500	701,779

Total Information Technology		4,735,122
Materials - 11.0%
Asahi Holdings, Inc. (Japan)	38,075	739,434
Corticeira Amorim SGPS, S.A. (Portugal)	39,399	426,592
Eagle Cement Corp. (Philippines)	2,204,635	586,527
Elopak A.S.A. (Norway)*	184,900	419,432
Hill & Smith Holdings PLC (United Kingdom)	31,041	587,610
Huhtamaki Oyj (Finland)	11,716	426,988
Marshalls PLC (United Kingdom)	54,488	464,013
Mayr Melnhof Karton AG (Austria)	2,672	503,331
Vidrala, S.A. (Spain)	4,914	379,627

Total Materials		4,533,554

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 5.7%
Altus Group, Ltd. (Canada)	13,187	$511,042
Far East Consortium International, Ltd. (Hong Kong)	1,778,140	614,360
Patrizia AG (Germany)	23,087	444,191
VIB Vermoegen AG (Germany)[1]	14,074	778,504

Total Real Estate		2,348,097

Total Common Stocks (Cost $41,383,829)		39,417,900

Principal Amount
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 5.1%[3]
Bank of America Securities, Inc., dated 02/28/22, due 03/01/22, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.500%, 02/01/32 - 03/01/52, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 02/28/22, due 03/01/22, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.250%, 03/24/22 - 01/01/60, totaling $1,020,000)	$1,000,000	$1,000,000
TD Securities LLC, dated 02/28/22, due 03/01/22, 0.040% total to be received $107,020 (collateralized by various U.S. Treasuries, 0.000% - 2.875%, 03/08/22 - 11/15/31, totaling $109,160)	107,020	107,020

Total Short-Term Investments (Cost $2,107,020)		2,107,020
Total Investments - 101.0% (Cost $43,490,849)		41,524,920
Other Assets, less Liabilities - (1.0)%		(400,138)
Net Assets - 100.0%		$41,124,782

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,948,601 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the value of these securities amounted to $366,921 or 0.9% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$3,336,553	$11,867,439	—	$15,203,992
Information Technology	988,971	3,746,151	—	4,735,122
Materials	1,385,586	3,147,968	—	4,533,554
Health Care	—	3,391,554	—	3,391,554
Consumer Staples	906,322	2,407,660	—	3,313,982
Consumer Discretionary	635,831	1,911,523	—	2,547,354
Real Estate	1,125,402	1,222,695	—	2,348,097
Communication Services	—	2,021,856	—	2,021,856
Energy	662,948	—	—	662,948
Financials	—	659,441	—	659,441
Short-Term Investments
Joint Repurchase Agreements	—	2,107,020	—	2,107,020
Total Investments in Securities	$9,041,613	$32,483,307	—	$41,524,920

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 28, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at February 28, 2022, was as follows:
Country	% of Long-Term Investments
Australia	1.7
Austria	1.3
Canada	6.5
China	1.4
Denmark	1.2
Finland	2.5
France	1.4
Germany	5.5
Greece	1.1
Hong Kong	4.4
Israel	3.4
Italy	2.2
Japan	29.2
Luxembourg	1.2
Country	% of Long-Term Investments
Mexico	2.3
Norway	3.6
Philippines	3.3
Portugal	1.1
Singapore	2.4
Spain	2.0
Sweden	8.9
Switzerland	2.3
Taiwan	1.8
United Kingdom	7.0
United States	2.3
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,948,601	$2,107,020	$534,351	$2,641,371
The following table summarizes the securities received as collateral for securities lending at February 28, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	03/10/22-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.